Schedule of Investments (unaudited)
June 30, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)	641	$ 530,709
General Electric Co.	9,246	2,379,828
Howmet Aerospace, Inc.	3,512	653,689
		3,564,226
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,037	99,500
Expeditors International of Washington, Inc.	1,183	135,158
FedEx Corp.	1,919	436,208
United Parcel Service, Inc., Class B	6,342	640,161
		1,311,027
Automobile Components — 0.0%
Aptiv PLC(a)	1,888	128,799
Automobiles — 2.0%
Ford Motor Co.	33,651	365,113
General Motors Co.	8,336	410,215
Tesla, Inc.(a)	24,297	7,718,185
		8,493,513
Banks — 3.9%
Bank of America Corp.	56,816	2,688,533
Citigroup, Inc.	16,194	1,378,433
Citizens Financial Group, Inc.	3,819	170,900
Fifth Third Bancorp	5,803	238,678
Huntington Bancshares, Inc.	12,462	208,863
JPMorgan Chase & Co.	24,096	6,985,671
KeyCorp	8,588	149,603
M&T Bank Corp.	1,392	270,034
PNC Financial Services Group, Inc. (The)	3,443	641,844
Regions Financial Corp.	7,897	185,738
Truist Financial Corp.	11,385	489,441
U.S. Bancorp	13,517	611,644
Wells Fargo & Co.	28,216	2,260,666
		16,280,048
Beverages — 1.2%
Brown-Forman Corp., Class B, NVS	1,601	43,083
Coca-Cola Co. (The)	33,586	2,376,209
Constellation Brands, Inc., Class A	1,327	215,876
Keurig Dr. Pepper, Inc.	11,761	388,819
Molson Coors Beverage Co., Class B	1,458	70,115
Monster Beverage Corp.(a)	6,081	380,914
PepsiCo, Inc.	11,872	1,567,579
		5,042,595
Biotechnology — 1.7%
AbbVie, Inc.	15,316	2,842,956
Amgen, Inc.	4,649	1,298,047
Biogen, Inc.(a)	1,254	157,490
Gilead Sciences, Inc.	10,783	1,195,511
Incyte Corp.(a)	1,396	95,068
Moderna, Inc.(a)	2,963	81,749
Regeneron Pharmaceuticals, Inc.	904	474,600
Vertex Pharmaceuticals, Inc.(a)	2,223	989,680
		7,135,101
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	81,925	17,973,526
eBay, Inc.	3,997	297,616
		18,271,142
Building Products — 0.6%
A. O. Smith Corp.	1,029	67,472
Security	Shares	Value
Building Products (continued)
Allegion PLC	741	$ 106,793
Builders FirstSource, Inc.(a)	958	111,789
Carrier Global Corp.	6,913	505,962
Johnson Controls International PLC	5,725	604,675
Lennox International, Inc.	277	158,787
Masco Corp.	1,811	116,556
Trane Technologies PLC	1,934	845,951
		2,517,985
Capital Markets — 3.6%
Ameriprise Financial, Inc.	826	440,861
Bank of New York Mellon Corp. (The)	6,194	564,335
BlackRock, Inc.(b)	1,262	1,324,153
Blackstone, Inc., Class A, NVS	6,327	946,393
Cboe Global Markets, Inc.	894	208,490
Charles Schwab Corp. (The)	14,809	1,351,173
CME Group, Inc., Class A	3,129	862,415
FactSet Research Systems, Inc.	335	149,839
Franklin Resources, Inc.	2,638	62,916
Goldman Sachs Group, Inc. (The)	2,660	1,882,615
Intercontinental Exchange, Inc.	4,959	909,828
Invesco Ltd.	4,007	63,190
KKR & Co., Inc., Class A	5,838	776,629
MarketAxess Holdings, Inc.	331	73,926
Moody’s Corp.	1,341	672,632
Morgan Stanley	10,701	1,507,343
MSCI, Inc., Class A	677	390,453
Nasdaq, Inc.	3,552	317,620
Northern Trust Corp.	1,694	214,782
Raymond James Financial, Inc.	1,574	241,404
S&P Global, Inc.	2,726	1,437,393
State Street Corp.	2,488	264,574
T Rowe Price Group, Inc.	1,910	184,315
		14,847,279
Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,922	542,119
Albemarle Corp.	1,015	63,610
CF Industries Holdings, Inc.	1,405	129,260
Corteva, Inc.	5,954	443,751
Dow, Inc.	6,115	161,925
Ecolab, Inc.	2,188	589,535
International Flavors & Fragrances, Inc.	2,243	164,973
Linde PLC	4,081	1,914,723
LyondellBasell Industries NV, Class A	2,265	131,053
Mosaic Co. (The)	2,808	102,436
PPG Industries, Inc.	1,989	226,249
Sherwin-Williams Co. (The)	1,991	683,630
		5,153,264
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,967	661,255
Copart, Inc.(a)	7,563	371,117
Republic Services, Inc.	1,762	434,527
Rollins, Inc.	2,416	136,311
Veralto Corp.	2,138	215,831
Waste Management, Inc.	3,160	723,071
		2,542,112
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	8,948	915,470
Cisco Systems, Inc.	34,509	2,394,234
F5, Inc.(a)	504	148,337

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	2,835	$ 113,202
Motorola Solutions, Inc.	1,438	604,622
		4,175,865
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,285	485,833
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	522	286,557
Vulcan Materials Co.	1,145	298,639
		585,196
Consumer Finance — 0.7%
American Express Co.	4,788	1,527,276
Capital One Financial Corp.	5,546	1,179,967
Synchrony Financial	3,296	219,975
		2,927,218
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	3,847	3,808,299
Dollar General Corp.	1,905	217,894
Dollar Tree, Inc.(a)	1,713	169,656
Kroger Co. (The)	5,311	380,958
Sysco Corp.	4,235	320,759
Target Corp.	3,970	391,640
Walgreens Boots Alliance, Inc.	6,338	72,760
		5,361,966
Containers & Packaging — 0.2%
Amcor PLC	19,868	182,587
Avery Dennison Corp.	688	120,723
Ball Corp.	2,405	134,897
International Paper Co.	4,548	212,983
Packaging Corp. of America	756	142,468
Smurfit WestRock PLC	4,321	186,451
		980,109
Distributors — 0.1%
Genuine Parts Co.	1,216	147,513
LKQ Corp.	2,224	82,310
Pool Corp.	335	97,646
		327,469
Diversified Telecommunication Services — 0.8%
AT&T Inc.	62,390	1,805,566
Verizon Communications, Inc.	36,555	1,581,735
		3,387,301
Electric Utilities — 0.8%
Constellation Energy Corp.	2,706	873,389
Edison International	3,354	173,066
Entergy Corp.	3,870	321,674
Eversource Energy	3,193	203,139
Exelon Corp.	8,728	378,970
NextEra Energy, Inc.	17,808	1,236,231
		3,186,469
Electrical Equipment — 1.0%
AMETEK, Inc.	1,987	359,567
Eaton Corp. PLC	3,393	1,211,267
Emerson Electric Co.	4,884	651,184
GE Vernova, Inc.	2,367	1,252,498
Generac Holdings, Inc.(a)	523	74,899
Hubbell, Inc.	463	189,094
Rockwell Automation, Inc.	977	324,530
		4,063,039
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	10,501	$ 1,036,974
CDW Corp.	1,141	203,771
Corning, Inc.	6,695	352,090
Jabil, Inc.	930	202,833
Keysight Technologies, Inc.(a)	1,491	244,315
Ralliant Corp.(a)	982	47,633
TE Connectivity PLC	2,579	435,000
Trimble, Inc.(a)	2,099	159,482
Zebra Technologies Corp., Class A(a)	441	135,987
		2,818,085
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	8,558	328,114
Halliburton Co.	7,514	153,135
Schlumberger NV	11,793	398,603
		879,852
Entertainment — 1.9%
Electronic Arts, Inc.	1,979	316,046
Live Nation Entertainment, Inc.(a)	1,376	208,161
Netflix, Inc.(a)	3,690	4,941,390
Take-Two Interactive Software, Inc.(a)	1,469	356,747
TKO Group Holdings, Inc., Class A	581	105,713
Walt Disney Co. (The)	15,588	1,933,068
Warner Bros Discovery, Inc., Class A(a)(c)	19,444	222,828
		8,083,953
Financial Services — 4.8%
Apollo Global Management, Inc.	3,915	555,421
Berkshire Hathaway, Inc., Class B(a)	15,900	7,723,743
Corpay, Inc.(a)	611	202,742
Fidelity National Information Services, Inc.	4,577	372,614
Fiserv, Inc.(a)	4,807	828,775
Global Payments, Inc.	2,134	170,805
Jack Henry & Associates, Inc.	647	116,570
Mastercard, Inc., Class A	7,033	3,952,124
PayPal Holdings, Inc.(a)	8,432	626,666
Visa, Inc., Class A	14,835	5,267,167
		19,816,627
Food Products — 0.6%
Archer-Daniels-Midland Co.	4,178	220,515
Bunge Global SA	1,169	93,847
Conagra Brands, Inc.	4,197	85,913
General Mills, Inc.	4,779	247,600
Hershey Co. (The)	1,269	210,590
Hormel Foods Corp.	2,475	74,869
J M Smucker Co. (The)	913	89,657
Kellanova	2,315	184,112
Kraft Heinz Co. (The)	7,544	194,786
Lamb Weston Holdings, Inc.	1,217	63,101
McCormick & Co., Inc., NVS	2,152	163,165
Mondelez International, Inc., Class A	11,195	754,991
The Campbell’s Co.	1,740	53,331
Tyson Foods, Inc., Class A	2,495	139,570
		2,576,047
Gas Utilities — 0.1%
Atmos Energy Corp.	1,379	212,518
Ground Transportation — 1.0%
CSX Corp.	16,288	531,478
JB Hunt Transport Services, Inc.	694	99,658
Norfolk Southern Corp.	1,958	501,189
Old Dominion Freight Line, Inc.	1,623	263,413

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Uber Technologies, Inc.(a)	18,132	$ 1,691,716
Union Pacific Corp.	5,180	1,191,814
		4,279,268
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	15,085	2,051,711
Align Technology, Inc.(a)	591	111,894
Baxter International, Inc.	4,383	132,717
Becton Dickinson & Co.	2,478	426,835
Boston Scientific Corp.(a)	12,828	1,377,855
Cooper Cos., Inc. (The)(a)	1,716	122,111
Dexcom, Inc.(a)	3,372	294,342
Edwards Lifesciences Corp.(a)	5,104	399,184
GE HealthCare Technologies, Inc.	3,985	295,169
Hologic, Inc.(a)	1,938	126,280
IDEXX Laboratories, Inc.(a)	704	377,583
Insulet Corp.(a)	606	190,393
Intuitive Surgical, Inc.(a)	3,108	1,688,918
Medtronic PLC	11,084	966,192
ResMed, Inc.	1,264	326,112
STERIS PLC	864	207,550
Stryker Corp.	2,977	1,177,791
Zimmer Biomet Holdings, Inc.	1,731	157,885
		10,430,522
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	2,069	347,592
Cencora, Inc.	1,509	452,474
Centene Corp.(a)	4,308	233,838
Cigna Group (The)	2,316	765,623
CVS Health Corp.	10,968	756,573
DaVita, Inc.(a)	369	52,564
Elevance Health, Inc.	1,959	761,973
HCA Healthcare, Inc.	1,502	575,416
Henry Schein, Inc.(a)	1,088	79,478
Humana, Inc.	1,052	257,193
Labcorp Holdings, Inc.	718	188,482
McKesson Corp.	1,085	795,066
Molina Healthcare, Inc.(a)	470	140,013
Quest Diagnostics, Inc.	968	173,882
UnitedHealth Group, Inc.	7,865	2,453,644
Universal Health Services, Inc., Class B	505	91,481
		8,125,292
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,338	97,179
Healthpeak Properties, Inc.	6,073	106,338
Ventas, Inc.	3,913	247,106
Welltower, Inc.	5,387	828,144
		1,278,767
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	6,157	94,572
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	3,735	494,290
Booking Holdings, Inc.	282	1,632,566
Caesars Entertainment, Inc.(a)(c)	1,786	50,705
Carnival Corp.(a)	8,986	252,686
Chipotle Mexican Grill, Inc.(a)	11,727	658,471
Darden Restaurants, Inc.	1,018	221,893
Domino’s Pizza, Inc.	297	133,828
DoorDash, Inc., Class A(a)	2,973	732,874
Expedia Group, Inc.	1,058	178,463
Hilton Worldwide Holdings, Inc.(c)	2,061	548,927
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	3,002	$ 130,617
Marriott International, Inc., Class A	1,969	537,951
McDonald’s Corp.	6,190	1,808,532
MGM Resorts International(a)	1,789	61,524
Norwegian Cruise Line Holdings Ltd.(a)	3,828	77,632
Royal Caribbean Cruises Ltd.	2,166	678,261
Starbucks Corp.	9,825	900,265
Wynn Resorts Ltd.	763	71,470
Yum! Brands, Inc.	2,426	359,485
		9,530,440
Household Durables — 0.3%
DR Horton, Inc.	2,397	309,021
Garmin Ltd.	1,343	280,311
Lennar Corp., Class A	2,036	225,202
Mohawk Industries, Inc.(a)	475	49,799
NVR, Inc.(a)	25	184,642
PulteGroup, Inc.	1,752	184,766
		1,233,741
Household Products — 1.1%
Church & Dwight Co., Inc.	2,121	203,849
Clorox Co. (The)	1,071	128,595
Colgate-Palmolive Co.	7,018	637,936
Kimberly-Clark Corp.	2,853	367,809
Procter & Gamble Co. (The)	20,310	3,235,789
		4,573,978
Industrial REITs — 0.2%
Prologis, Inc.	8,043	845,480
Insurance — 2.2%
Aflac, Inc.	4,219	444,936
Allstate Corp. (The)	2,292	461,403
American International Group, Inc.	4,997	427,693
Aon PLC, Class A	1,872	667,855
Arch Capital Group Ltd.	3,231	294,183
Arthur J. Gallagher & Co.	2,215	709,066
Assurant, Inc.	440	86,896
Brown & Brown, Inc.	2,430	269,414
Chubb Ltd.	3,231	936,085
Cincinnati Financial Corp.	1,363	202,978
Erie Indemnity Co., Class A, NVS	207	71,786
Everest Group Ltd.	369	125,405
Globe Life, Inc.	714	88,743
Hartford Insurance Group, Inc. (The)	2,473	313,749
Loews Corp.	1,538	140,973
Marsh & McLennan Cos., Inc.	4,272	934,030
MetLife, Inc.	4,889	393,173
Principal Financial Group, Inc.	1,798	142,815
Progressive Corp. (The)	5,071	1,353,247
Prudential Financial, Inc.	3,035	326,080
Travelers Cos., Inc. (The)	1,956	523,308
W R Berkley Corp.	2,629	193,153
Willis Towers Watson PLC	863	264,509
		9,371,480
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	50,471	8,894,504
Alphabet, Inc., Class C, NVS	40,706	7,220,838
Match Group, Inc.	2,118	65,425
Meta Platforms, Inc., Class A	18,825	13,894,544
		30,075,311
IT Services — 0.7%
Accenture PLC, Class A	5,419	1,619,685

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Akamai Technologies, Inc.(a)	1,283	$ 102,332
Cognizant Technology Solutions Corp., Class A	4,259	332,330
EPAM Systems, Inc.(a)	504	89,117
Gartner, Inc.(a)	671	271,232
GoDaddy, Inc., Class A(a)	1,229	221,294
VeriSign, Inc.	709	204,759
		2,840,749
Leisure Products — 0.0%
Hasbro, Inc.	1,100	81,202
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	2,456	289,832
Bio-Techne Corp.	1,388	71,413
Charles River Laboratories International, Inc.(a)	426	64,637
Danaher Corp.	5,523	1,091,013
IQVIA Holdings, Inc.(a)	1,438	226,614
Mettler-Toledo International, Inc.(a)	179	210,275
Revvity, Inc.(c)	1,043	100,879
Thermo Fisher Scientific, Inc.	3,273	1,327,071
Waters Corp.(a)	515	179,756
West Pharmaceutical Services, Inc.	623	136,312
		3,697,802
Machinery — 1.5%
Caterpillar, Inc.	4,078	1,583,120
Cummins, Inc.	1,199	392,672
Deere & Co.	2,193	1,115,119
Dover Corp.	1,204	220,609
Fortive Corp.	2,947	153,627
IDEX Corp.	661	116,052
Illinois Tool Works, Inc.	2,304	569,664
Ingersoll Rand, Inc.	3,509	291,879
Nordson Corp.	467	100,111
Otis Worldwide Corp.	3,418	338,450
PACCAR, Inc.	4,531	430,717
Pentair PLC	1,410	144,751
Snap-on, Inc.	453	140,965
Stanley Black & Decker, Inc.	1,346	91,191
Westinghouse Air Brake Technologies Corp.	1,484	310,675
Xylem, Inc.	2,110	272,950
		6,272,552
Media — 0.5%
Charter Communications, Inc., Class A(a)(c)	828	338,495
Comcast Corp., Class A	32,292	1,152,501
Fox Corp., Class A, NVS	1,890	105,916
Fox Corp., Class B	1,101	56,845
Interpublic Group of Cos., Inc. (The)	3,272	80,099
News Corp., Class A, NVS	3,313	98,462
News Corp., Class B	928	31,840
Omnicom Group, Inc.	1,691	121,650
Paramount Global, Class B, NVS	5,205	67,144
		2,052,952
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	12,437	539,144
Newmont Corp.	9,650	562,209
Nucor Corp.	2,001	259,210
Steel Dynamics, Inc.	1,216	155,660
		1,516,223
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	5,638	207,140
Consolidated Edison, Inc.	3,124	313,494
Dominion Energy, Inc.	7,394	417,909
Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	4,338	$ 365,173
Sempra	5,655	428,479
		1,732,195
Office REITs — 0.0%
BXP, Inc.	1,246	84,068
Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	16,819	494,478
Marathon Petroleum Corp.	2,664	442,517
ONEOK, Inc.	5,390	439,986
Phillips 66	3,562	424,947
Targa Resources Corp.	1,889	328,837
Valero Energy Corp.	2,716	365,085
Williams Cos., Inc. (The)	10,535	661,703
		3,157,553
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	5,593	275,064
Southwest Airlines Co.	4,941	160,286
United Airlines Holdings, Inc.(a)	2,856	227,423
		662,773
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	2,046	165,317
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	17,626	815,908
Eli Lilly & Co.	6,818	5,314,836
Merck & Co., Inc.	21,772	1,723,471
Pfizer, Inc.	49,296	1,194,935
Viatris, Inc.	10,366	92,568
Zoetis, Inc., Class A	3,870	603,526
		9,745,244
Professional Services — 0.6%
Automatic Data Processing, Inc.	3,526	1,087,418
Broadridge Financial Solutions, Inc.	1,021	248,134
Dayforce, Inc.(a)(c)	1,384	76,660
Equifax, Inc.	1,070	277,526
Jacobs Solutions, Inc.	1,042	136,971
Paychex, Inc.	2,773	403,360
Paycom Software, Inc.	423	97,882
Verisk Analytics, Inc.	1,224	381,276
		2,709,227
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	2,571	360,248
CoStar Group, Inc.(a)	3,652	293,621
		653,869
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,234	251,119
Camden Property Trust	920	103,675
Equity Residential	2,975	200,783
Essex Property Trust, Inc.	550	155,870
Invitation Homes, Inc.	4,897	160,621
Mid-America Apartment Communities, Inc.	1,021	151,118
UDR, Inc.	2,619	106,934
		1,130,120
Retail REITs — 0.3%
Federal Realty Investment Trust	675	64,118
Kimco Realty Corp.	5,891	123,829
Realty Income Corp.	7,830	451,087

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	1,401	$ 99,793
Simon Property Group, Inc.	2,658	427,300
		1,166,127
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.(a)	14,036	1,991,708
Analog Devices, Inc.	4,314	1,026,818
Applied Materials, Inc.	7,026	1,286,250
Broadcom, Inc.	40,769	11,237,975
Enphase Energy, Inc.(a)	1,111	44,051
First Solar, Inc.(a)	909	150,476
Intel Corp.	37,821	847,190
KLA Corp.	1,151	1,030,997
Lam Research Corp.	11,089	1,079,403
Microchip Technology, Inc.	4,692	330,176
Micron Technology, Inc.	9,690	1,194,293
Monolithic Power Systems, Inc.	415	303,523
NVIDIA Corp.	211,455	33,407,776
NXP Semiconductors NV	2,207	482,207
ON Semiconductor Corp.(a)(c)	3,668	192,240
QUALCOMM, Inc.	9,513	1,515,040
Skyworks Solutions, Inc.	1,302	97,025
Teradyne, Inc.	1,416	127,327
Texas Instruments, Inc.	7,877	1,635,423
		57,979,898
Software — 12.5%
Adobe, Inc.(a)	3,695	1,429,522
ANSYS, Inc.(a)	762	267,630
Autodesk, Inc.(a)	1,855	574,252
Cadence Design Systems, Inc.(a)	2,374	731,548
Crowdstrike Holdings, Inc., Class A(a)	2,160	1,100,110
Fair Isaac Corp.(a)	211	385,699
Fortinet, Inc.(a)	5,483	579,663
Gen Digital, Inc.	4,723	138,856
Intuit, Inc.	2,429	1,913,153
Microsoft Corp.	64,445	32,055,587
Oracle Corp.	14,102	3,083,120
Palantir Technologies, Inc., Class A(a)	18,443	2,514,150
Palo Alto Networks, Inc.(a)	5,738	1,174,224
PTC, Inc.(a)	1,037	178,717
Roper Technologies, Inc.	932	528,295
Salesforce, Inc.	8,319	2,268,508
ServiceNow, Inc.(a)	1,795	1,845,404
Synopsys, Inc.(a)	1,338	685,966
Tyler Technologies, Inc.(a)	374	221,722
Workday, Inc., Class A(a)	1,866	447,840
		52,123,966
Specialized REITs — 1.0%
American Tower Corp.	4,046	894,247
Crown Castle, Inc.	3,796	389,963
Digital Realty Trust, Inc.	2,750	479,407
Equinix, Inc.	848	674,558
Extra Space Storage, Inc.	1,840	271,290
Iron Mountain, Inc.	2,570	263,605
Public Storage	1,373	402,866
SBA Communications Corp., Class A	921	216,288
VICI Properties, Inc.	9,167	298,844
Weyerhaeuser Co.	6,277	161,256
		4,052,324
Specialty Retail — 1.9%
AutoZone, Inc.(a)	144	534,561
Security	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	1,658	$ 111,302
CarMax, Inc.(a)	1,291	86,768
Home Depot, Inc. (The)	8,618	3,159,703
Lowe’s Cos., Inc.	4,853	1,076,735
O’Reilly Automotive, Inc.(a)	7,412	668,044
Ross Stores, Inc.	2,844	362,838
TJX Cos., Inc. (The)	9,681	1,195,507
Tractor Supply Co.	4,598	242,636
Ulta Beauty, Inc.(a)	396	185,257
Williams-Sonoma, Inc.	1,066	174,152
		7,797,503
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	129,503	26,570,130
Dell Technologies, Inc., Class C	2,598	318,515
Hewlett Packard Enterprise Co.	11,427	233,682
HP, Inc.	8,102	198,175
NetApp, Inc.	1,769	188,487
Seagate Technology Holdings PLC	1,840	265,567
Super Micro Computer, Inc.(a)(c)	4,360	213,684
Western Digital Corp.	2,992	191,458
		28,179,698
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	1,335	137,599
Lululemon Athletica, Inc.(a)	958	227,602
NIKE, Inc., Class B	10,208	725,176
Ralph Lauren Corp., Class A	343	94,078
Tapestry, Inc.	1,783	156,565
		1,341,020
Trading Companies & Distributors — 0.2%
Fastenal Co.	10,008	420,336
United Rentals, Inc.	559	421,151
		841,487
Water Utilities — 0.1%
American Water Works Co., Inc.	1,692	235,374
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,135	985,205
Total Long-Term Investments — 99.8% (Cost: $354,047,791)		416,197,937
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(b)(d)(e)	1,557,840	1,558,463
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(d)	635,741	635,741
Total Short-Term Securities — 0.5% (Cost: $2,194,175)		2,194,204
Total Investments — 100.3% (Cost: $356,241,966)		418,392,141
Liabilities in Excess of Other Assets — (0.3)%		(1,332,669)
Net Assets — 100.0%		$ 417,059,472

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P 500 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 119,148	$ 1,439,271 (a)	$ —	$ 11	$ 33	$ 1,558,463	1,557,840	$ 458 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	491,759	143,982 (a)	—	—	—	635,741	635,741	6,438	—
BlackRock, Inc.	954,052	234,211	—	—	135,890	1,324,153	1,262	6,455	—
				$ 11	$ 135,923	$ 3,518,357		$ 13,351	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	24	09/19/25	$ 750	$ 24,587
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P 500 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 416,197,937	$ —	$ —	$ 416,197,937
Short-Term Securities
Money Market Funds	2,194,204	—	—	2,194,204
	$ 418,392,141	$ —	$ —	$ 418,392,141
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 24,587	$ —	$ —	$ 24,587

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust